Commitments and Contingencies (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Nov. 29, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Liability Contingency [Line Items]
Lease option to extend				option to extend the term of the lease for one five (5) year period		option to extend the term of the lease for one five (5) year period
Security deposit	$ 250,000			$ 250,000
Credit rating description						Based on a synthetic credit rating of Ba3 and a term of 3.33 to six years, the IBR was determined to be 6% for leased liabilities at inception and 8.5% for 2022 leased liabilities.
Settlement liability			$ 22,500,000
Start-up cost financing	7,300,000	$ 7,300,000		7,300,000		$ 7,300,000	$ 7,300,000
Licensing Agreement [Member]
Product Liability Contingency [Line Items]
Licensing fee						200,000
Biofrontera AG [Member]
Product Liability Contingency [Line Items]
Settlement liability	6,000,000.0	6,200,000
Loss contingency, receivable	2,800,000	6,400,000		2,800,000		6,400,000	11,300,000
Maruho Co, Ltd. [Member]
Product Liability Contingency [Line Items]
Additional payout						900,000
Maximum [Member] | Licensing Agreement [Member]
Product Liability Contingency [Line Items]
Sales milestone payments	$ 1,000,000.0			$ 1,000,000.0
Royalties percentage related to royalties	3.00%			3.00%
Xepi LSA [Member]
Product Liability Contingency [Line Items]
Contractual Obligation	$ 2,000,000	2,000,000		$ 2,000,000	$ 4,000,000	2,000,000	4,000,000
Xepi LSA [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Revenues				25,000,000	$ 50,000,000	25,000,000	$ 50,000,000
Maruho Co, Ltd. [Member]
Product Liability Contingency [Line Items]
Repayments of related party debt						3,600,000
Maruho Co, Ltd. [Member] | December 31, 2022 [Member]
Product Liability Contingency [Line Items]
Repayments of related party debt						3,600,000
Maruho Co, Ltd. [Member] | December 31, 2023 [Member]
Product Liability Contingency [Line Items]
Repayments of related party debt						3,700,000
Start-up cost financing	3,700,000			3,700,000
Maruho Contract Manufacturer [Member]
Product Liability Contingency [Line Items]
Repayments of related party debt						7,300,000
Facility Leases [Member]
Product Liability Contingency [Line Items]
Security deposit	$ 100,000	$ 100,000		$ 100,000		$ 100,000